Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

This report contains information regarding Scotiabank Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date (1)	Coupon Rate	Rate Type
1	USD 1,000,000,000	1.00	$1,000,000,000	January 21, 2019	2.00%	fixed

Currently Outstanding under the Global Registered Covered Bond Program			$1,000,000,000
Issued prior to CMHC registraition under the Insured Covered Bond Programme(2)			$12,200,675,000

Total Outstanding			$13,200,675,000

OSFI Covered Bond Limit			$29,800,897,200

Weighted average maturity of Outstanding Covered Bonds (months)			60.00 (months)
Weighted average remaining term of Loans in Cover Pool (months)			32.42 (months)

Series Ratings	Moody's	Fitch	DBRS
CB1	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		Bank of Nova Scotia
Guarantor Entity		Scotiabank Registered Covered Bond LP
Seller, Servicer & Cash Manager		Bank of Nova Scotia
Swap Providers		Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Asset Monitor		KPMG LLP
Account Bank and GDA Provider		Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		CIBC
Paying Agent, Registrar, Exchange Agent, Transfer Agent		Bank of Nova Scotia, London Branch and for the US the Bank of Nova Scotia, New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this Series applies until the Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due for Payment Date.

(2) Covered Bonds issued under the previously established Insured Covered Bond Programme do not form a part of the CMHC registered Scotiabank Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank and GDA Provider(2)
	Moody's	Fitch	DBRS
Senior Debt	P-1	F1 / A	R-1 (middle) / A (low)

Ratings Triggers(2)(3)
A. Party Replacement
If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent	P-1	F1 and A	NA

B. Specific Rating Related Action(2)

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts directly into the GDA Account	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Servicer is required to hold any funds belonging to the Guarantor and transfer those funds directly into the GDA Account within two business days	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1 (middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.

(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

Asset Coverage Test (C$)

Outstanding Covered Bonds		-

A = Lesser of (i) LTV Adjusted Balance and		10,463,064,727	A (i)	11,250,607,233
(ii) Asset Percentage Adjusted True Balance, as adjusted			A (ii)	10,463,064,727
B = Principal Receipts		885,996,309	Asset Percentage:	93.0%
C = Cash Capital Contributions		1,280,539	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i)Reserve Fund and		-
(ii) Pre-Maturity Liquidity Ledger balance(3)		-
F = Negative Carry Factor Calculation		-
Total: A + B + C + D + E - F		11,350,341,575

Asset Coverage Test		PASS

Valuation Calculation = Asset Value – Liability Value

Trading Value of Covered Bond		-

A = lesser of (i) Present Value of outstanding loan balance of Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of properties securing Performing Eligible Loans		11,273,987,239	A (i)	11,273,987,239
			A (iI)	20,758,681,986
B = Principal Receipts		885,996,309
C = Cash Capital Contributions		1,280,539
D = Trading Value of Substitute Assets		-
E = (i)Reserve Fund and		-
(ii) Pre-Maturity Liquidity Ledger balance(3)		-
F = Trading Value of Swap Collateral		-
Present Value Adjusted Aggregate Asset Amount
Total: A + B + C + D + E + F		12,161,264,086

Valuation Calculation		PASS

Intercompany Loan Balance

Guarantee Loan
Demand Loan		12,220,000,000.00
Total		12,220,000,000.00

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)

Portfolio Flow of Funds
		3-Feb-2014
Cash Inflows
Principal Receipts		119,141,297
Proceeds for Sale of Loans		-
Revenue Receipts		31,876,970
Swap Receipts		-
Cash Outflows
Swap Payment		-
Intercompany Loan Interest(4)		(42,351,507)
Intercompany Loan Principal		-
Intercompany Loan Repayment		-
Net Inflows/(Outflows)(5)		108,666,760

(1) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to BNS clients as at the last day of January, being 3.07%.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(3) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(4) In this Investor Report, the Intercompany Loan Interest for the Calculation Period ended January 14, 2014 was $(14,583,649). This payment will be included as part of a true-up payment to adjust from 3-month CDOR to 1-month CDOR over the period of July 29, 2013 to June 12, 2014 in the amount of $14,259,327.83.

(5) In this Investor Report, as a result of the Intercompany Loan Interest set forth in footnote 4 above, the Net Inflows/(Outflows) was $136,434,617.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$ 11,358,874,361
Current Month Ending Balance	$ 11,239,905,838
Number of Mortgage Loans in Pool	65,149
Average Loan Size	$ 172,526
Number of Primary Borrowers	56,626
Number of Properties	59,521

Weighted Average Current LTV of Loans in the Portfolio[1]	57.99%
Weighted Average of Original LTV of Loans in the Portfolio[1]	63.10%
Weighted Average of Authorized LTV of Loans in the Portfolio[2]	77.65%
Weighted Average Seasoning of Loans in the Portfolio	24.12	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.08%
Weighted Average Original Term of Loans in the Portfolio	55.50	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.38	(Months)
Weighted Average Maturity of Loans Relative to Weighted Average Maturity of Outstandings	N/A	(Months)

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	65,116	99.95%	11,234,480,433.47	99.95%
30 to 59 Days Past Due	21	0.03%	3,877,582.37	0.03%
60 to 89 Days Past Due	5	0.01%	614,104.81	0.01%
90 or More Days Past Due	7	0.01%	933,717.11	0.01%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,624	10.17%	1,309,995,513.94	11.65%
British Columbia	9,127	14.01%	2,173,875,905.72	19.34%
Manitoba	1,430	2.19%	182,512,394.44	1.62%
New Brunswick	1,548	2.38%	148,324,537.62	1.32%
Newfoundland	1,356	2.08%	162,107,549.56	1.44%
Northwest Territories	15	0.02%	2,132,354.52	0.02%
Nova Scotia	2,482	3.81%	273,843,843.63	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	32,287	49.56%	5,597,913,448.55	49.80%
Prince Edward Island	365	0.56%	34,946,849.65	0.31%
Quebec	8,141	12.50%	1,060,396,552.68	9.43%
Saskatchewan	1,622	2.49%	262,472,060.54	2.34%
Yukon	152	0.23%	31,384,826.91	0.28%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	194	0.30%	32,075,833.72	0.29%
599 and Below	830	1.27%	108,379,744.43	0.96%
600 - 650	1,641	2.52%	250,088,797.84	2.23%
651 - 700	4,424	6.79%	719,368,133.86	6.40%
701 - 750	8,892	13.65%	1,566,152,739.61	13.93%
751 - 800	29,750	45.66%	5,330,850,647.93	47.43%
801 and Above	19,418	29.81%	3,232,989,940.37	28.76%
Total	65,149	100.00%	11,239,905,837.76	100.00%

(1) With respect to STEP loans, the Current LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP products and subsequent STEP Loans, which in each case are or will be secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	47,314	72.62%	8,204,248,103.47	72.99%
Variable	17,835	27.38%	3,035,657,734.29	27.01%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	57,352	88.03%	9,419,683,549.32	83.81%
Non-STEP	7,797	11.97%	1,820,222,288.44	16.19%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	65,149	100.00%	11,239,905,837.76	100.00%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	47,370	72.71%	8,674,967,206.65	77.18%
3.5000 - 3.9999	12,214	18.75%	1,866,631,878.73	16.61%
4.0000 - 4.4999	3,795	5.83%	491,442,458.29	4.37%
4.5000 - 4.9999	1,097	1.68%	131,903,532.92	1.17%
5.0000 - 5.4999	516	0.79%	60,308,999.72	0.54%
5.5000 - 5.9999	113	0.17%	11,361,427.00	0.10%
6.0000 - 6.4999	30	0.05%	2,575,524.46	0.02%
6.5000 - 6.9999	7	0.01%	438,343.65	0.00%
7.0000 - 7.4999	3	0.00%	146,269.71	0.00%
7.5000 - 7.9999	4	0.01%	130,196.63	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Current LTV Distribution(2)

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	7,031	10.79%	315,741,774.76	2.81%
20.01-25.00	2,713	4.16%	240,884,976.27	2.14%
25.01-30.00	3,273	5.02%	335,112,383.92	2.98%
30.01-35.00	3,802	5.84%	452,779,479.63	4.03%
35.01-40.00	4,349	6.68%	605,352,577.96	5.39%
40.01-45.00	4,788	7.35%	742,981,928.33	6.61%
45.01-50.00	4,446	6.82%	759,252,350.35	6.75%
50.01-55.00	4,041	6.20%	716,177,319.14	6.37%
55.01-60.00	4,543	6.97%	885,810,409.30	7.88%
60.01-65.00	5,057	7.76%	1,092,574,542.37	9.72%
65.01-70.00	5,557	8.53%	1,261,065,529.40	11.22%
70.01-75.00	8,455	12.98%	2,043,738,810.45	18.18%
75.01-80.00	7,094	10.89%	1,788,433,755.88	15.91%
80.01 and Above	-	0.00%	-	0.00%
Total	65,149	100.00%	11,239,905,837.76	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing

(2) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP products, or (ii) Additional STEP loans which are not yet included in the cover pool, which in each case are secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	577	0.89%	70,987,564.06	0.63%
12.00 - 23.99	19,588	30.07%	2,826,398,401.54	25.15%
24.00 - 35.99	23,831	36.58%	4,100,479,345.40	36.48%
36.00 - 41.99	9,078	13.93%	1,690,825,058.55	15.04%
42.00 - 47.99	10,919	16.76%	2,343,711,144.87	20.85%
48.00 - 53.99	248	0.38%	54,465,383.05	0.48%
54.00 - 59.99	149	0.23%	30,941,067.31	0.28%
60.00 - 65.99	298	0.46%	46,882,067.25	0.42%
66.00 - 71.99	280	0.43%	39,660,816.16	0.35%
72.00 and Above	181	0.28%	35,554,989.57	0.32%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,206	35.62%	1,278,577,310.92	11.38%
100,000 - 149,999	12,207	18.74%	1,520,804,994.02	13.53%
150,000 - 199,999	9,647	14.81%	1,681,143,823.25	14.96%
200,000 - 249,999	6,725	10.32%	1,505,127,530.69	13.39%
250,000 - 299,999	4,658	7.15%	1,274,592,824.21	11.34%
300,000 - 349,999	2,897	4.45%	935,608,071.12	8.32%
350,000 - 399,999	1,849	2.84%	689,929,512.08	6.14%
400,000 - 449,999	1,118	1.72%	472,327,678.74	4.20%
450,000 - 499,999	809	1.24%	382,703,593.37	3.40%
500,000 - 549,999	478	0.73%	250,398,799.54	2.23%
550,000 - 599,999	395	0.61%	226,096,704.41	2.01%
600,000 - 649,999	230	0.35%	143,418,108.69	1.28%
650,000 - 699,999	189	0.29%	127,169,810.79	1.13%
700,000 - 749,999	123	0.19%	88,911,373.49	0.79%
750,000 - 799,999	94	0.14%	72,778,829.94	0.65%
800,000 - 849,999	80	0.12%	65,863,200.33	0.59%
850,000 - 899,999	77	0.12%	67,275,923.69	0.60%
900,000 - 949,999	52	0.08%	48,005,577.04	0.43%
950,000 - 999,999	60	0.09%	58,171,040.33	0.52%
1,000,000 or Greater	255	0.39%	351,001,131.11	3.12%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	7,168	11.00%	1,079,735,103.22	9.61%
Single Family	56,574	86.84%	9,898,719,379.69	88.11%
Multi Family	1,168	1.79%	217,856,475.01	1.89%
Other	239	0.37%	43,594,879.84	0.39%
Total	65,149	100.00%	11,239,905,837.76	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

Portfolio Current LTV and Delinquency Distribution by Province

Current LTV (%)(1)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(2)
Alberta	All	132,765,047	48,168,852	62,886,103	78,930,788	89,068,491	103,151,259	80,794,458	77,937,380	85,097,654	101,134,070	118,762,636	164,860,143	166,438,633	-	1,309,995,514	11.65%
Alberta	Current and Less Than 30 Days Past Due	132,765,047	48,168,852	62,886,103	78,930,788	88,975,607	103,151,259	80,794,458	77,713,682	85,097,654	101,134,070	118,675,317	164,743,822	166,019,090	-	1,309,055,750	99.93%
Alberta	30 to 59 Days Past Due	-	-	-	-	92,885	-	-	223,698	-	-	-	-	-	-	316,582	0.02%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	54,002	419,543	-	473,545	0.04%
Alberta	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	87,318	62,318	-	-	149,636	0.01%
British Columbia	All	223,808,204	84,392,317	103,046,128	117,474,498	147,412,169	166,540,028	151,882,379	130,111,606	152,413,668	176,790,727	195,620,983	243,306,415	281,076,783	-	2,173,875,906	19.34%
British Columbia	Current and Less Than 30 Days Past Due	223,808,204	84,392,317	103,046,128	117,474,498	147,067,346	166,344,111	151,615,256	129,926,625	152,413,668	175,848,464	195,620,983	243,306,415	281,076,783	-	2,171,940,799	99.91%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	195,916	267,122	184,981	-	942,263	-	-	-	-	1,590,283	0.07%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	90 or More Days Past Due	-	-	-	-	344,824	-	-	-	-	-	-	-	-	-	344,824	0.02%
Manitoba	All	17,252,685	6,267,542	9,460,181	12,069,758	12,095,125	13,484,598	13,722,854	9,732,895	12,724,466	13,176,489	16,356,621	23,036,927	23,132,253	-	182,512,394	1.62%
Manitoba	Current and Less Than 30 Days Past Due	17,181,056	6,267,542	9,460,181	12,069,758	12,095,125	13,484,598	13,722,854	9,732,895	12,724,466	13,176,489	16,356,621	23,036,927	23,132,253	-	182,440,765	99.96%
Manitoba	30 to 59 Days Past Due	71,629	-	-	-	-	-	-	-	-	-	-	-	-	-	71,629	0.04%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	16,524,955	5,639,591	7,196,309	9,423,016	9,522,441	11,849,986	10,164,548	10,715,201	11,092,657	10,866,721	12,371,313	17,528,251	15,429,550	-	148,324,538	1.32%
New Brunswick	Current and Less Than 30 Days Past Due	16,524,955	5,639,591	7,196,309	9,423,016	9,522,441	11,849,986	10,164,548	10,715,201	10,987,226	10,774,773	12,371,313	17,528,251	15,429,550	-	148,127,158	99.87%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	91,948	-	-	-	-	91,948	0.06%
New Brunswick	90 or More Days Past Due	-	-	-	-	-	-	-	-	105,431	-	-	-	-	-	105,431	0.07%
Newfoundland	All	15,561,934	7,424,223	7,972,452	7,069,133	11,882,882	12,242,857	11,667,949	14,252,823	8,861,030	12,843,600	13,374,537	20,099,707	18,854,422	-	162,107,550	1.44%
Newfoundland	Current and Less Than 30 Days Past Due	15,561,934	7,424,223	7,972,452	7,069,133	11,882,882	12,242,857	11,667,949	14,252,823	8,861,030	12,843,600	13,374,537	20,099,707	18,854,422	-	162,107,550	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	-	74,153	-	888,972	230,500	-	40,159	-	122,729	-	98,607	360,622	316,614	-	2,132,355	0.02%
Northwest Territories	Current and Less Than 30 Days Past Due	-	74,153	-	888,972	230,500	-	40,159	-	122,729	-	98,607	360,622	316,614	-	2,132,355	100.00%
Northwest Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	25,859,192	13,642,444	11,639,053	20,896,096	17,512,408	21,368,185	19,714,223	16,227,293	17,834,867	18,875,315	23,358,090	37,008,723	29,907,955	-	273,843,844	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	25,859,192	13,642,444	11,639,053	20,896,096	17,463,796	21,368,185	19,714,223	16,167,435	17,834,867	18,875,315	23,358,090	37,008,723	29,803,111	-	273,630,530	99.92%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	59,858	-	-	-	-	104,844	-	164,702	0.06%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	48,612	-	-	-	-	-	-	-	-	-	48,612	0.02%
Nova Scotia	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	585,225,008	229,688,118	287,888,436	323,262,023	369,895,385	408,856,717	376,214,368	340,719,859	388,418,122	432,291,559	482,136,122	707,969,825	665,347,907	-	5,597,913,449	49.80%
Ontario	Current and Less Than 30 Days Past Due	585,225,008	229,547,586	287,888,436	323,262,023	369,740,270	408,856,717	376,144,103	340,719,859	388,049,673	432,291,559	482,072,099	707,969,825	664,389,707	-	5,596,156,866	99.97%
Ontario	30 to 59 Days Past Due	-	140,532	-	-	155,115	-	70,264	-	322,817	-	-	-	958,200	-	1,646,927	0.03%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	90 or More Days Past Due	-	-	-	-	-	-	-	-	45,632	-	64,023	-	-	-	109,655	0.00%
Prince Edward Island	All	3,751,502	2,430,019	1,006,945	1,355,230	3,226,059	3,064,345	2,441,071	2,929,061	2,948,749	1,954,145	1,086,071	4,421,645	4,332,008	-	34,946,850	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	3,751,502	2,430,019	1,006,945	1,355,230	3,226,059	3,064,345	2,441,071	2,929,061	2,948,749	1,954,145	1,086,071	4,421,645	4,332,008	-	34,946,850	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	107,675,140	39,780,161	55,742,367	61,337,121	71,087,380	76,212,122	75,963,828	68,838,108	71,095,349	83,208,266	87,358,941	132,851,095	129,246,675	-	1,060,396,553	9.43%
Quebec	Current and Less Than 30 Days Past Due	107,675,140	39,692,702	55,742,367	61,337,121	71,087,380	76,212,122	75,963,828	68,838,108	71,095,349	83,208,266	87,358,941	132,851,095	129,022,505	-	1,060,084,924	99.97%
Quebec	30 to 59 Days Past Due	-	87,459	-	-	-	-	-	-	-	-	-	-	-	-	87,459	0.01%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	224,170	-	224,170	0.02%
Saskatchewan	All	29,332,731	12,734,929	12,611,943	14,374,898	16,949,473	14,557,825	18,647,593	13,834,923	19,304,713	17,547,437	22,048,053	35,230,253	35,297,289	-	262,472,061	2.34%
Saskatchewan	Current and Less Than 30 Days Past Due	29,332,731	12,734,929	12,611,943	14,374,898	16,949,473	14,557,825	18,647,593	13,834,923	19,304,713	17,547,437	22,048,053	35,230,253	35,297,289	-	262,472,061	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	5,212,485	1,500,956	587,494	2,366,352	2,940,391	3,384,012	507,207	1,499,295	2,396,121	1,064,556	2,621,338	3,244,333	4,060,288	-	31,384,827	0.28%
Yukon	Current and Less Than 30 Days Past Due	5,212,485	1,500,956	587,494	2,366,352	2,940,391	3,384,012	507,207	1,499,295	2,396,121	1,064,556	2,621,338	3,244,333	4,060,288	-	31,384,827	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,162,968,886	451,743,306	560,037,411	649,447,885	751,822,702	834,711,934	761,760,635	686,798,444	772,310,123	869,752,886	975,193,312	1,389,917,938	1,373,440,377	-	11,239,905,838	100.00%
	Current and Less Than 30 Days Past Due	1,162,897,256	451,515,315	560,037,411	649,447,885	751,181,267	834,516,017	761,423,249	686,329,907	771,836,243	868,718,675	975,041,970	1,389,801,618	1,371,733,621	-	11,234,480,433	99.95%
	30 to 59 Days Past Due	71,629	227,990	-	-	248,000	195,916	337,387	468,537	322,817	942,263	-	-	1,063,044	-	3,877,582	0.03%
	60 to 89 Days Past Due	-	-	-	-	48,612	-	-	-	-	91,948	-	54,002	419,543	-	614,105	0.01%
	90 or More Days Past Due	-	-	-	-	344,824	-	-	-	151,064	-	151,341	62,318	224,170	-	933,717	0.01%

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) Percentage Total for "All" loans is calculated as a percentage of total loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of loans within the associated province.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/3/2014
Distribution Date:	2/14/2014

. Portfolio Current LTV Distribution by Credit Bureau Score

Current LTV (%)(1)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	1,080,846	398,078	824,750	616,190	1,927,326	1,887,234	1,613,436	2,045,290	1,422,995	4,265,095	3,813,291	6,497,298	5,684,003	-	32,075,834	0.29%
599 and Below	3,678,771	4,049,228	4,602,217	10,822,578	14,400,416	13,837,833	12,100,077	3,873,204	5,179,218	4,764,284	6,260,774	13,965,741	10,845,403	-	108,379,744	0.96%
600 - 650	7,734,902	6,776,714	9,876,316	20,319,872	22,287,880	27,724,543	37,331,489	8,374,013	8,974,030	11,783,436	22,966,026	33,094,293	32,845,284	-	250,088,798	2.23%
651 - 700	26,632,817	27,054,698	31,819,375	46,276,076	69,729,204	83,178,587	61,270,977	36,514,022	40,398,305	52,625,156	63,698,908	94,999,586	85,170,422	-	719,368,134	6.40%
701 - 750	42,001,388	35,838,819	50,658,578	63,152,293	96,000,997	113,009,707	105,630,593	78,649,612	106,331,256	138,935,177	161,856,874	308,232,760	265,854,686	-	1,566,152,740	13.93%
751 - 800	122,750,330	92,910,403	126,377,835	171,433,249	228,433,014	291,328,120	321,296,523	341,491,873	440,270,351	569,144,470	649,032,263	1,048,059,399	928,322,820	-	5,330,850,648	47.43%
801 and Above	111,862,720	73,857,036	110,953,314	140,159,223	172,573,741	212,015,904	220,009,256	245,229,306	283,234,255	311,056,923	353,437,393	538,889,733	459,711,137	-	3,232,989,940	28.76%
Total	315,741,775	240,884,976	335,112,384	452,779,480	605,352,578	742,981,928	759,252,350	716,177,319	885,810,409	1,092,574,542	1,261,065,529	2,043,738,810	1,788,433,756	-	11,239,905,838	100.00%

 (1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.